Quarterly Holdings Report
for
Fidelity® MSCI Information Technology Index ETF
April 30, 2021
T07-QTLY-0621
1.9584814.107

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 2.9%
Communications Equipment – 2.9%
ADTRAN, Inc.	23,660	$ 404,349
Arista Networks, Inc. (a)	28,725	9,053,258
Calix, Inc. (a)	28,091	1,187,968
Casa Systems, Inc. (a)	14,857	116,553
Ciena Corp. (a)	78,166	3,945,038
Cisco Systems, Inc.	2,143,430	109,122,021
CommScope Holding Co., Inc. (a)	99,962	1,644,375
Comtech Telecommunications Corp.	10,701	256,610
Digi International, Inc. (a)	16,838	300,895
EchoStar Corp. Class A (a)	24,225	592,301
Extreme Networks, Inc. (a)	64,521	734,249
F5 Networks, Inc. (a)	31,242	5,834,756
Harmonic, Inc. (a)	47,380	370,512
Infinera Corp. (a)	90,362	833,138
Inseego Corp. (a)	30,936	274,712
Juniper Networks, Inc.	168,422	4,276,234
Lumentum Holdings, Inc. (a)	38,038	3,235,132
Motorola Solutions, Inc.	86,122	16,216,773
NETGEAR, Inc. (a)	15,675	583,267
Netscout Systems, Inc. (a)	37,211	974,742
Plantronics, Inc. (a)	19,130	765,009
Ribbon Communications, Inc. (a)	37,493	253,078
ViaSat, Inc. (a)	27,544	1,426,504
Viavi Solutions, Inc. (a)	118,034	1,931,036
TOTAL COMMUNICATIONS EQUIPMENT		164,332,510
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.3%
Electronic Components – 0.9%
Amphenol Corp. Class A	303,138	20,413,313
Belden, Inc.	22,131	957,830
Corning, Inc.	387,181	17,117,272
II-VI, Inc. (a)	52,669	3,536,197
Knowles Corp. (a)	46,332	968,339
Littelfuse, Inc.	12,385	3,284,997
Rogers Corp. (a)	9,478	1,856,171
Vishay Intertechnology, Inc.	68,300	1,678,131
		49,812,250
Electronic Equipment & Instruments – 1.2%
Badger Meter, Inc.	14,873	1,388,989
Cognex Corp.	88,497	7,621,362
Coherent, Inc. (a)	12,290	3,195,277
FARO Technologies, Inc. (a)	8,820	668,953
FLIR Systems, Inc.	66,494	3,987,645
Itron, Inc. (a)	19,330	1,738,540
Keysight Technologies, Inc. (a)	93,917	13,556,919
Napco Security Technologies, Inc. (a)	7,814	260,284
National Instruments Corp.	63,235	2,618,561
nLight, Inc. (a)	17,312	507,934
Novanta, Inc. (a)	17,911	2,359,058
OSI Systems, Inc. (a)	8,791	848,947

	Shares	Value

PAR Technology Corp. (a)	10,420	$ 855,899
Trimble, Inc. (a)	126,855	10,402,110
Vishay Precision Group, Inc. (a)	5,260	167,689
Vontier Corp. (a)	85,429	2,677,345
Zebra Technologies Corp. Class A (a)	27,053	13,194,830
		66,050,342
Electronic Manufacturing Services – 0.7%
Benchmark Electronics, Inc.	18,383	551,858
CTS Corp.	15,544	505,491
Fabrinet (a)	19,066	1,632,431
Flex Ltd. (a)	253,178	4,405,297
IPG Photonics Corp. (a)	18,872	4,097,300
Jabil, Inc.	68,409	3,586,000
Kimball Electronics, Inc. (a)	13,225	304,307
Methode Electronics, Inc.	19,343	869,081
Plexus Corp. (a)	14,782	1,366,448
Sanmina Corp. (a)	32,894	1,343,391
TE Connectivity Ltd.	167,883	22,575,227
TTM Technologies, Inc. (a)	53,077	796,155
		42,032,986
Technology Distributors – 0.5%
Arrow Electronics, Inc. (a)	38,552	4,397,627
Avnet, Inc.	50,369	2,212,206
CDW Corp.	72,610	12,948,541
ePlus, Inc. (a)	6,619	664,283
Insight Enterprises, Inc. (a)	17,708	1,777,352
PC Connection, Inc.	5,854	265,479
ScanSource, Inc. (a)	13,617	411,642
SYNNEX Corp.	22,348	2,708,578
		25,385,708
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		183,281,286
IT SERVICES – 19.8%
Data Processing & Outsourced Services – 14.4%
Alliance Data Systems Corp.	23,278	2,743,312
Automatic Data Processing, Inc.	217,522	40,674,439
Black Knight, Inc. (a)	79,785	5,778,030
Broadridge Financial Solutions, Inc.	58,805	9,328,237
Cardtronics PLC Class A (a)	19,350	751,554
Cass Information Systems, Inc.	6,284	288,373
Concentrix Corp. (a)	22,348	3,472,432
Conduent, Inc. (a)	83,521	567,943
CSG Systems International, Inc.	16,576	762,330
Euronet Worldwide, Inc. (a)	26,573	3,811,365
EVERTEC, Inc.	31,787	1,268,301
Evo Payments, Inc. Class A (a)	23,488	669,643
ExlService Holdings, Inc. (a)	17,470	1,613,879
Fidelity National Information Services, Inc.	314,759	48,126,651
Fiserv, Inc. (a)	289,071	34,723,209
FleetCor Technologies, Inc. (a)	42,265	12,160,486

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
IT SERVICES – continued
Data Processing & Outsourced Services – continued
Global Payments, Inc.	151,839	$ 32,589,205
International Money Express, Inc. (a)	14,729	232,424
Jack Henry & Associates, Inc.	38,679	6,298,102
Mastercard, Inc. Class A	451,269	172,411,834
MAXIMUS, Inc.	31,248	2,863,567
Paychex, Inc.	164,233	16,011,075
PayPal Holdings, Inc. (a)	564,636	148,098,376
Repay Holding Corp. (a)	34,629	791,273
Sabre Corp.	162,143	2,428,902
Shift4 Payments, Inc. (a)	16,571	1,638,706
Square, Inc. Class A (a)	194,689	47,663,761
Sykes Enterprises, Inc. (a)	19,692	863,100
The Western Union Co.	208,061	5,359,651
TTEC Holdings, Inc.	9,462	962,569
Verra Mobility Corp. (a)	64,844	871,503
Visa, Inc. Class A	858,478	200,506,122
WEX, Inc. (a)	22,400	4,596,704
		810,927,058
Internet Services & Infrastructure – 1.6%
Akamai Technologies, Inc. (a)	82,474	8,964,924
BigCommerce Holdings, Inc. (a)	6,352	380,739
Fastly, Inc. Class A (a)	51,898	3,314,725
GoDaddy, Inc. Class A (a)	85,539	7,426,496
GTT Communications, Inc. (a)	14,963	24,090
Limelight Networks, Inc. (a)	62,683	196,198
MongoDB, Inc. (a)	26,846	7,985,611
Okta, Inc. (a)	60,909	16,427,157
Rackspace Technology, Inc. (a)	20,235	503,245
Snowflake, Inc. Class A (a)	12,864	2,979,174
Switch, Inc. Class A	39,192	727,795
Tucows, Inc. Class A (a)	4,780	375,756
Twilio, Inc. Class A (a)	71,178	26,179,268
VeriSign, Inc. (a)	52,041	11,385,010
		86,870,188
IT Consulting & Other Services – 3.8%
Accenture PLC Class A	321,385	93,192,008
Cognizant Technology Solutions Corp. Class A	270,940	21,783,576
DXC Technology Co.	129,461	4,260,562
EPAM Systems, Inc. (a)	28,456	13,025,734
Gartner, Inc. (a)	45,362	8,885,509
International Business Machines Corp.	451,997	64,129,334
LiveRamp Holdings, Inc. (a)	33,290	1,630,544
Perficient, Inc. (a)	16,405	1,076,332
Perspecta, Inc.	73,724	2,157,902
The Hackett Group, Inc.	12,789	212,681
Unisys Corp. (a)	31,989	767,736
		211,121,918
TOTAL IT SERVICES		1,108,919,164

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 18.9%
Semiconductor Equipment – 3.4%
ACM Research, Inc. Class A (a)	5,802	$ 458,068
Advanced Energy Industries, Inc.	19,277	2,126,446
Amkor Technology, Inc.	54,530	1,102,597
Applied Materials, Inc.	463,271	61,480,694
Axcelis Technologies, Inc. (a)	17,446	724,532
Brooks Automation, Inc.	37,688	3,818,925
CMC Materials, Inc.	14,665	2,690,001
Cohu, Inc. (a)	23,785	951,638
Enphase Energy, Inc. (a)	60,817	8,468,767
Entegris, Inc.	68,741	7,738,862
FormFactor, Inc. (a)	38,797	1,518,902
Ichor Holdings Ltd. (a)	13,824	770,964
KLA Corp.	78,606	24,788,402
Kulicke & Soffa Industries, Inc.	31,065	1,766,045
Lam Research Corp.	73,048	45,322,632
MKS Instruments, Inc.	28,133	5,038,902
Onto Innovation, Inc. (a)	24,532	1,680,933
PDF Solutions, Inc. (a)	16,681	295,754
Photronics, Inc. (a)	33,615	426,910
SolarEdge Technologies, Inc. (a)	25,950	6,838,863
Teradyne, Inc.	84,420	10,559,254
Ultra Clean Holdings, Inc. (a)	20,755	1,059,958
Veeco Instruments, Inc. (a)	24,074	553,943
		190,181,992
Semiconductors – 15.5%
Advanced Micro Devices, Inc. (a)	610,089	49,795,464
Ambarella, Inc. (a)	17,546	1,710,560
Analog Devices, Inc.	187,426	28,706,166
Broadcom, Inc.	205,185	93,605,397
CEVA, Inc. (a)	11,609	643,603
Cirrus Logic, Inc. (a)	29,675	2,208,117
Cree, Inc. (a)	56,226	5,589,989
Diodes, Inc. (a)	22,725	1,745,507
DSP Group, Inc. (a)	11,347	157,610
First Solar, Inc. (a)	40,561	3,104,133
Impinj, Inc. (a)	8,441	400,610
Intel Corp.	2,078,748	119,590,372
Lattice Semiconductor Corp. (a)	69,426	3,492,822
MACOM Technology Solutions Holdings, Inc. (a)	24,108	1,364,754
MagnaChip Semiconductor Corp. (a)	15,966	399,310
Marvell Technology, Inc.	405,996	18,355,079
Maxim Integrated Products, Inc.	135,817	12,766,798
MaxLinear, Inc. Class A (a)	35,295	1,270,267
Microchip Technology, Inc.	131,951	19,830,916
Micron Technology, Inc. (a)	564,694	48,603,213
Monolithic Power Systems, Inc.	21,707	7,844,476
NeoPhotonics Corp. (a)	23,569	220,606
NVIDIA Corp.	313,993	188,515,117
NXP Semiconductors N.V.	141,907	27,318,517

Quarterly Report	3

Common Stocks – continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductors – continued
ON Semiconductor Corp. (a)	208,014	$ 8,112,546
Power Integrations, Inc.	30,071	2,490,180
Qorvo, Inc. (a)	57,725	10,862,113
QUALCOMM, Inc.	573,712	79,631,226
Rambus, Inc. (a)	58,532	1,110,937
Semtech Corp. (a)	33,334	2,258,045
Silicon Laboratories, Inc. (a)	22,413	3,159,112
SiTime Corp. (a)	4,242	392,597
Skyworks Solutions, Inc.	84,171	15,262,727
SMART Global Holdings, Inc. (a)	7,863	362,877
SunPower Corp. (a)	47,860	1,229,523
Synaptics, Inc. (a)	17,370	2,429,542
Texas Instruments, Inc.	465,632	84,051,232
Universal Display Corp.	21,535	4,817,164
Xilinx, Inc.	124,312	15,906,964
		869,316,188
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,059,498,180
SOFTWARE – 33.3%
Application Software – 12.7%
8x8, Inc. (a)	51,119	1,681,304
ACI Worldwide, Inc. (a)	59,918	2,263,702
Adobe, Inc. (a)	243,341	123,699,964
Agilysys, Inc. (a)	9,854	496,740
Alarm.com Holdings, Inc. (a)	22,349	2,006,046
Altair Engineering, Inc. Class A (a)	20,510	1,333,150
Alteryx, Inc. Class A (a)	27,533	2,250,823
American Software, Inc. Class A	15,003	310,412
Anaplan, Inc. (a)	56,668	3,380,246
ANSYS, Inc. (a)	43,552	15,925,224
Appfolio, Inc. Class A (a)	8,256	1,194,065
Aspen Technology, Inc. (a)	34,221	4,477,476
Autodesk, Inc. (a)	111,230	32,469,149
Avalara, Inc. (a)	40,719	5,770,290
Avaya Holdings Corp. (a)	42,240	1,215,245
Benefitfocus, Inc. (a)	16,801	227,150
Bill.com Holdings, Inc. (a)	26,742	4,135,115
Blackbaud, Inc. (a)	24,964	1,775,440
Blackline, Inc. (a)	24,566	2,851,130
Bottomline Technologies DE, Inc. (a)	22,434	1,089,395
Box, Inc. Class A (a)	78,553	1,673,179
Cadence Design Systems, Inc. (a)	141,489	18,644,006
CDK Global, Inc.	61,867	3,315,453
Cerence, Inc. (a)	18,965	1,828,416
Ceridian HCM Holding, Inc. (a)	67,462	6,373,810
ChannelAdvisor Corp. (a)	14,662	310,101
Citrix Systems, Inc.	59,274	7,341,085
Cloudera, Inc. (a)	110,880	1,407,067
Cornerstone OnDemand, Inc. (a)	27,898	1,234,905

	Shares	Value

Coupa Software, Inc. (a)	34,887	$ 9,385,998
Datadog, Inc. Class A (a)	89,618	7,686,536
Digital Turbine, Inc. (a)	40,680	3,068,492
DocuSign, Inc. (a)	89,149	19,874,878
Domo, Inc. Class B (a)	11,524	740,878
Dropbox, Inc. Class A (a)	160,280	4,119,196
Dynatrace, Inc. (a)	92,739	4,826,138
Ebix, Inc.	12,528	377,218
eGain Corp. (a)	10,995	108,081
Elastic N.V. (a)	31,048	3,745,010
Envestnet, Inc. (a)	27,059	1,997,766
Everbridge, Inc. (a)	17,764	2,357,460
Fair Isaac Corp. (a)	14,722	7,676,198
Five9, Inc. (a)	33,493	6,295,679
Guidewire Software, Inc. (a)	42,494	4,483,542
HubSpot, Inc. (a)	22,105	11,637,177
InterDigital, Inc.	15,629	1,084,965
Intuit, Inc.	133,280	54,932,685
j2 Global, Inc. (a)	22,090	2,672,890
LivePerson, Inc. (a)	32,262	1,763,118
Manhattan Associates, Inc. (a)	32,045	4,397,856
Medallia, Inc. (a)	40,992	1,208,854
MicroStrategy, Inc. Class A (a)	3,712	2,439,378
Mimecast Ltd. (a)	30,239	1,312,977
Mitek Systems, Inc. (a)	20,983	340,134
Model N, Inc. (a)	12,707	505,484
New Relic, Inc. (a)	26,538	1,706,393
Nuance Communications, Inc. (a)	144,380	7,676,685
Nutanix, Inc. Class A (a)	98,595	2,666,009
PagerDuty, Inc. (a)	11,800	501,028
Paycom Software, Inc. (a)	25,208	9,690,207
Paylocity Holding Corp. (a)	19,140	3,698,614
Pegasystems, Inc.	20,408	2,590,592
PROS Holdings, Inc. (a)	20,805	894,199
PTC, Inc. (a)	56,257	7,366,292
Q2 Holdings, Inc. (a)	24,362	2,534,135
QAD, Inc. Class A	5,903	417,283
RingCentral, Inc. Class A (a)	38,190	12,180,701
Salesforce.com, Inc. (a)	461,604	106,316,633
ShotSpotter, Inc. (a)	4,061	141,891
Slack Technologies, Inc. Class A (a)	232,591	9,861,858
Smartsheet, Inc. Class A (a)	54,771	3,247,920
Splunk, Inc. (a)	81,280	10,275,418
Sprout Social, Inc. Class A (a)	9,747	646,129
SPS Commerce, Inc. (a)	18,176	1,861,949
SS&C Technologies Holdings, Inc.	116,743	8,664,665
SVMK, Inc. (a)	56,839	1,022,534
Synopsys, Inc. (a)	77,056	19,037,455
The Trade Desk, Inc. Class A (a)	21,284	15,522,634
Tyler Technologies, Inc. (a)	20,441	8,684,563
Upland Software, Inc. (a)	12,412	615,139
Verint Systems, Inc. (a)	33,807	1,642,006
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Application Software – continued
Vertex, Inc. (a)	12,731	$ 260,094
VirnetX Holding Corp.	32,522	151,553
Workday, Inc. Class A (a)	91,224	22,532,328
Workiva, Inc. (a)	18,197	1,710,518
Yext, Inc. (a)	40,925	570,904
Zendesk, Inc. (a)	59,125	8,641,119
Zoom Video Communications, Inc. Class A (a)	98,793	31,571,279
		714,619,403
Systems Software – 20.6%
A10 Networks, Inc. (a)	26,973	234,126
Appian Corp. (a)	16,299	1,975,113
Cloudflare, Inc. Class A (a)	100,760	8,538,402
CommVault Systems, Inc. (a)	22,823	1,586,427
Crowdstrike Holdings, Inc. Class A (a)	88,782	18,511,935
Dolby Laboratories, Inc. Class A	32,583	3,306,197
FireEye, Inc. (a)	116,376	2,312,973
Fortinet, Inc. (a)	70,032	14,302,635
Microsoft Corp.	3,643,376	918,786,560
NortonLifelock, Inc.	285,113	6,161,292
OneSpan, Inc. (a)	15,923	426,896
Oracle Corp.	992,746	75,240,219
Palo Alto Networks, Inc. (a)	48,259	17,054,248
Ping Identity Holding Corp. (a)	18,252	443,159
Progress Software Corp.	22,697	990,951
Proofpoint, Inc. (a)	29,126	5,012,876
Qualys, Inc. (a)	16,829	1,705,787
Rapid7, Inc. (a)	24,961	2,028,081
SailPoint Technologies Holding, Inc. (a)	45,706	2,231,824
ServiceNow, Inc. (a)	98,966	50,113,413
SolarWinds Corp. (a)	31,757	535,423
Tenable Holdings, Inc. (a)	28,921	1,084,393
Teradata Corp. (a)	55,390	2,740,143
Varonis Systems, Inc. (a)	48,066	2,545,095
VMware, Inc. Class A (a)	43,104	6,932,416
Xperi Holding Corp.	53,515	1,099,733
Zscaler, Inc. (a)	37,400	7,017,736
Zuora, Inc. Class A (a)	53,363	864,481
		1,153,782,534
TOTAL SOFTWARE		1,868,401,937

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 21.7%
Technology Hardware, Storage & Peripherals – 21.7%
3D Systems Corp. (a)	62,916	$ 1,355,211
Apple, Inc.	8,624,321	1,133,753,239
DELL Technologies, Inc. Class C (a)	125,450	12,335,499
Diebold Nixdorf, Inc. (a)	36,538	548,435
Eastman Kodak Co. (a)	21,151	157,786
Hewlett Packard Enterprise Co.	653,273	10,465,433
HP, Inc.	696,267	23,749,667
NCR Corp. (a)	65,944	3,016,938
NetApp, Inc.	112,611	8,410,916
Pure Storage, Inc. Class A (a)	121,765	2,462,088
Seagate Technology PLC	117,616	10,919,469
Super Micro Computer, Inc. (a)	21,683	802,705
Western Digital Corp.	154,565	10,916,926
Xerox Holdings Corp.	85,454	2,062,860
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		1,220,957,172
TOTAL COMMON STOCKS (Cost $3,129,960,363)		5,605,390,249
Money Market Fund – 0.1%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $6,524,000)	6,524,000	6,524,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $3,136,484,363)		5,611,914,249
NET OTHER ASSETS (LIABILITIES) (c) – 0.0%		2,312,897
NET ASSETS – 100.0%		$ 5,614,227,146

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $520,000 of cash collateral to cover margin requirements for futures contracts.

Quarterly Report	5

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	4	June 2021	$ 452,300	$ 6,220	$ 6,220
CME E-mini S&P Information Technology Select Sector Index Contracts (United States)	52	June 2021	7,304,440	(100,610)	(100,610)
Total Equity Index Contracts					$ (94,390)
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
6	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	7